Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities [Abstract]
Employee-related liabilities	$ 61,078	$ 244,302	$ 68,697
Accrued franchise taxes	78,448	78,448
Accrued legal expenses		593,825	46,466
Accrued interest			27,637
Penalty for late S-1 filing and effectiveness	55,000	55,000
Accrued consulting and professional services		941,600
Other accrued expenses			1,833
Total accrued liabilities	$ 469,659	$ 1,913,175	$ 144,633